Taxes (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Taxes (Details) [Line Items]
Income tax (''New EIT Law''), description	effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25% while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Fujian Happiness, the Company’s main operating entity in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% from December 2019 to December 2023.
Deferred tax assets
Deferred tax liabilities		$ 1,514,060
Hong Kong [Member]
Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Percent	16.50%